Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Net revenue			$ 26,115,000	$ 23,054,000		$ 31,317,000		$ 23,560,000	$ 21,033,000
Operating costs and expenses:
Cost of revenue			6,284,000	2,549,000		3,634,000		2,149,000	5,802,000
Research and development			6,457,000	7,031,000		9,201,000		9,961,000	10,216,000
Acquired in-process research and development						0		0	75,301,000
Selling, general and administrative			41,371,000	36,092,000		50,582,000		42,970,000	64,696,000
Intangible amortization			2,896,000	2,803,000		3,738,000		3,738,000	3,713,000
Total operating costs and expenses			57,008,000	48,475,000		67,155,000		58,818,000	159,728,000
Loss from operations			(30,893,000)	(25,421,000)		(35,838,000)		(35,258,000)	(138,695,000)
Other income (expense):
Gain on derivative liability			(5,300,000)	(100,000)		300,000		(800,000)	23,300,000
(Gain) loss on debt extinguishment, net			(28,634,000)	12,463,000		12,463,000		0	0
Scilex Pharma Notes principal increase						28,000,000		0	0
Interest expense			(8,596,000)	(8,617,000)		(11,764,000)		(13,116,000)	(16,889,000)
Interest income						0		0	(460,000)
(Gain) loss on foreign currency exchange			(39,000)	48,000		54,000		(2,000)	168,000
Total other (income) expense			(25,377,000)	21,028,000		52,581,000		12,314,000	39,897,000
Loss before income taxes			(5,516,000)	(46,449,000)		(88,419,000)		(47,572,000)	(178,592,000)
Income tax (benefit) expense			(36,400)	10,000		5,000		(53,000)	2,000
Net loss			$ (5,480,000)	$ (46,459,000)		$ (88,424,000)		$ (47,519,000)	$ (178,594,000)
Basic net (loss) income per share, ordinary shares (in Dollars per share)			$ (0.03)	$ (0.24)		$ (0.45)		$ (0.24)	$ (0.95)
Diluted net (loss) income per share, ordinary shares (in Dollars per share)			$ (0.03)	$ (0.24)		$ (0.45)		$ (0.24)	$ (0.95)
Weighted average shares outstanding, ordinary shares (in Shares) , Basic			197,550	197,266		197,266		197,315	187,524
Weighted average shares outstanding, ordinary shares (in Shares) , diluted			197,550	197,266		197,266		197,315	187,524
Vickers Vantage [Member]
Operating costs and expenses:
Total operating costs and expenses	$ 657,746	$ 283,346	$ 2,412,297	$ 620,642	$ 6,276	$ 1,005,498
Loss from operations	(657,746)	(283,346)	(2,412,297)	(620,642)	(6,276)	(1,005,498)
Other income (expense):
Change in fair value of warrants						4,377,600
Change in fair value of warrant liability	68,400	(1,162,800)	2,188,800	2,872,800		4,377,600
Loss on initial issuance of private warrants	0	0	0	(2,599,200)		(2,599,200)
Transaction costs allocated to warrant liabilities	0	0	0	(30,212)		(30,212)
Change in fair value of conversion option liability	0	0	6,892	0		11,835
Interest on mandatorily redeemable ordinary shares liability	0	0	192,049	0
Income earned on investments held in Trust Account	459,114	1,794	664,973	28,006		30,739
Interest expense	(1,155)	0	(16,901)	0		(1,826)
Total other (income) expense	526,359	(1,161,006)	3,035,813	271,394		1,788,935
Net loss	$ (131,387)	$ (1,444,352)	$ 623,516	$ (349,248)	$ (6,276)	$ 783,438
Basic net (loss) income per share, ordinary shares (in Dollars per share)	$ (0.01)	$ (0.08)	$ 0.04	$ (0.02)	$ 0	$ 0.05
Diluted net (loss) income per share, ordinary shares (in Dollars per share)	$ (0.01)	$ (0.08)	$ 0.04	$ (0.02)	$ 0	$ 0.05
Weighted average shares outstanding, ordinary shares (in Shares) , Basic	13,176,395	17,250,000	15,862,288	16,675,824	3,000,000 [1]	16,820,548	[1]
Weighted average shares outstanding, ordinary shares (in Shares) , diluted	13,176,395	17,250,000	15,862,288	16,675,824	3,000,000	16,834,110

[1]	At December 31, 2020, excludes an aggregate of up to 450,000 ordinary shares that were subject to forfeiture.